Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - Reclassifications (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains (losses) on the income statement									$ (166)	[1]	$ (51)	[1]	$ (55)	[1]
Reclassification adjustment impacting general and administrative expense on the income statement									3,757		3,610		3,556
Total reclassifications	(1,371)	(1,177)	(1,177)	(1,220)	(311)	(1,170)	(608)	(1,077)	(4,945)		(3,166)		(1,352)
Income tax (expense) benefit	(383)	(313)	(252)	(324)	(7)	(306)	(109)	(271)	(1,272)		(693)		74
Amounts reclassified from accumulated other comprehensive income, net of taxes	(988)	(864)	(925)	(896)	(304)	(864)	(499)	(806)	(3,673)		(2,473)		(1,426)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Total reclassifications									52		21		(33)
Income tax (expense) benefit									15		7		(12)
Amounts reclassified from accumulated other comprehensive income, net of taxes									37		14		(21)
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains (losses) on the income statement									(66)		(75)		(125)
Income tax (expense) benefit									(23)		(26)		(44)
Amounts reclassified from accumulated other comprehensive income, net of taxes									(43)		(49)		(81)
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains (losses) on the income statement									5		8		16
Income tax (expense) benefit									1		3		6
Amounts reclassified from accumulated other comprehensive income, net of taxes									4		5		10
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting general and administrative expense on the income statement									105		88		76
Income tax (expense) benefit									37		30		26
Amounts reclassified from accumulated other comprehensive income, net of taxes									68		58		50
Net Unrealized Foreign Currency Translation [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting realized gains (losses) on the income statement									8
Amounts reclassified from accumulated other comprehensive income, net of taxes									$ 8

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.